Revenue from Contracts with Customers: Additional information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2013 MXN ($)	Dec. 31, 2013 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Prompt payment discount	$ 88,787		$ 44,561		$ 47,374
Non-aeronautical services	6,229,896		3,555,227		5,988,470
Operating lease income	3,682,917		1,931,965		3,435,381
Fixed lease income	653,070		612,509		830,288
Aeronautical services revenue	9,408,599		5,412,418		9,596,975
Revenue from rendering of transport services	286,042		225,340		293,256
Revenue for construction services	3,146,166		3,657,086		1,236,193
Revenue from construction contracts	3,146,166		3,657,086		1,236,193
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	6,492,691		3,340,674		6,628,146
Revenue for construction services	2,908,604		3,296,482		725,047
Revenue from construction contracts	2,908,604		3,296,482		725,047
Notes received pledged	4,463		185,140
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue for construction services	231,301		353,686		335,148
Revenue from construction contracts	231,301		353,686		335,148
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue			488,982
Revenue for construction services	6,261		6,918		175,998
Revenue from construction contracts	6,261		6,918		175,998
Notes received pledged			60,617
Aerostar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 1,336,793	$ 65,907	1,391,462	$ 64,495	1,216,134	$ 63,143
Term of Use Agreement	15 years	15 years
Aerostar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 2,027,188		1,808,102		1,870,427		$ 62,000	$ 1,268,966	$ 62,000
Airplan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 1,174,761		$ 488,982		$ 1,391,657